CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	As filed [Member]	Related Party [Member]	DBLP Sea Cow [Member]	Advisor [Member]	Armada Acquisition Corp I [Member]	ANY [Member]	Excercise Of Warrants [Member]	Subscription Agreement [Member] Armada Acquisition Corp I [Member] Sponsor [Member]	Common Stock [Member] Armada Acquisition Corp I [Member]	Common Stock [Member] Series A shares [Member]	Common Stock [Member] Ordinary shares [Member]	Common Stock [Member] Ordinary shares [Member] Related Party [Member]	Common Stock [Member] Ordinary shares [Member] DBLP Sea Cow [Member]	Common Stock [Member] Ordinary shares [Member] Advisor [Member]	Common Stock [Member] Ordinary shares [Member] ANY [Member]	Common Stock [Member] Ordinary shares [Member] Excercise Of Warrants [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Related Party [Member]	Additional paid-in capital [Member] DBLP Sea Cow [Member]	Additional paid-in capital [Member] Advisor [Member]	Additional paid-in capital [Member] Armada Acquisition Corp I [Member]	Additional paid-in capital [Member] ANY [Member]	Additional paid-in capital [Member] Excercise Of Warrants [Member]	Additional paid-in capital [Member] Subscription Agreement [Member] Armada Acquisition Corp I [Member] Sponsor [Member]	Accumulated deficit [Member]	Accumulated deficit [Member] Armada Acquisition Corp I [Member]	Accumulated deficit [Member] Armada Acquisition Corp I [Member] As filed [Member]	Accumulated deficit [Member] Subscription Agreement [Member] Armada Acquisition Corp I [Member] Sponsor [Member]	Share subscription receivable [Member]	Share subscription receivable [Member] DBLP Sea Cow [Member]	Accumulated other comprehensive income [Member]
Beginning balance, value at Sep. 30, 2021						$ 910,477				$ 683												$ 1,378,693					$ (468,899)
Beginning balance, shares at Sep. 30, 2021										6,834,500
Forfeiture of founder shares										$ (113)												113
Forfeiture of founder shares (in shares)										(1,125,000)
Stock-based compensation						111,852																111,852
Subsequent remeasurement of common stock subject to possible redemption						(548,862)																(548,862)
Net loss						(3,622,794)				$ (998,785)												0					(3,622,794)
Ending balance, value at Sep. 30, 2022						(3,149,327)				$ 570												941,796					(4,091,693)
Ending balance, shares at Sep. 30, 2022										5,709,500
Beginning balance, value at Dec. 31, 2021	$ (1,192,451)										$ 3,868	$ 122,427						$ 83,692,381								$ (84,842,384)				$ (175,505)		$ 6,762
Beginning balance, shares at Dec. 31, 2021											28,039,517	891,818,882
Common Stock issued to Sponsor	2,499,920											$ 166						2,499,754
Common Stock issued to Sponsor, shares												2,040,816
Ordinary shares issued				$ 3,225			$ 14,860,000	$ 2,082,500								$ 1,993	$ 192						$ 14,858,007	$ 2,082,308
Ordinary shares issued, shares																14,427,185	1,700,000
Foreign currency translation (loss)	(87,941)																															(87,941)
ANY shares reverted, share																(14,427,185)
ANY shares reverted, value																$ (1,993)							$ 1,993
Employee share-based compensation	2,115,015																	2,115,015
Share-based compensation to consultant, share					5,000,000									27,246,461	5,000,000
Share-based compensation to consultant, value				39,498,486	$ 18,417,816									$ 3,215	$ 677					$ 39,498,486	$ 18,417,139										$ (3,215)
Net loss	(110,712,948)	$ (104,105,437)																								(110,712,948)
Ending balance, value at Dec. 31, 2022	(32,519,603)	(27,314,998)				(4,993,680)				$ 570	$ 3,868	$ 126,677						163,165,083				969,759				(195,555,332)	(5,964,009)			(178,720)		(81,179)
Ending balance, shares at Dec. 31, 2022										5,709,500	28,039,517	927,806,159
Beginning balance, value at Sep. 30, 2022						(3,149,327)				$ 570												941,796					(4,091,693)
Beginning balance, shares at Sep. 30, 2022										5,709,500
Stock-based compensation						27,963																27,963
Subsequent remeasurement of common stock subject to possible redemption						(2,479,343)																0					(2,479,343)
Net loss						607,027																					607,027
Ending balance, value at Dec. 31, 2022	(32,519,603)	(27,314,998)				(4,993,680)				$ 570	$ 3,868	$ 126,677						163,165,083				969,759				(195,555,332)	(5,964,009)			(178,720)		(81,179)
Ending balance, shares at Dec. 31, 2022										5,709,500	28,039,517	927,806,159
Beginning balance, value at Sep. 30, 2022						(3,149,327)				$ 570												941,796					(4,091,693)
Beginning balance, shares at Sep. 30, 2022										5,709,500
Excise tax payable on redemption						1,170,799
Net loss						579,884				$ 193,497
Ending balance, value at Mar. 31, 2023						(6,832,733)				$ 570												0					(6,833,303)
Ending balance, shares at Mar. 31, 2023										5,709,500
Beginning balance, value at Sep. 30, 2022						(3,149,327)				$ 570												941,796					(4,091,693)
Beginning balance, shares at Sep. 30, 2022										5,709,500
Excise tax payable on redemption						1,170,799
Net loss						20,300				$ 8,004
Ending balance, value at Jun. 30, 2023						(7,587,085)				$ 570												134,363					(7,722,018)
Ending balance, shares at Jun. 30, 2023										5,709,500
Beginning balance, value at Sep. 30, 2022						(3,149,327)				$ 570												941,796					(4,091,693)
Beginning balance, shares at Sep. 30, 2022										5,709,500
Stock-based compensation						218,254																218,254
Capital contribution made by Sponsor related to the stockholder non-redemption agreements						1,102,909																1,102,909
Cost of raising capital related to the stockholder non-redemption agreements						(1,102,909)																(1,102,909)
Excise tax payable on redemption						(1,291,751)																(1,160,050)					(131,701)
Subsequent remeasurement of common stock subject to possible redemption						(3,943,038)																					(3,943,038)
Net loss						(320,150)				$ (140,949)																	(320,150)
Ending balance, value at Sep. 30, 2023						(8,486,012)				$ 570												0					(8,486,582)
Ending balance, shares at Sep. 30, 2023										5,709,500
Beginning balance, value at Dec. 31, 2022	(32,519,603)	(27,314,998)				(4,993,680)				$ 570	$ 3,868	$ 126,677						163,165,083				969,759				(195,555,332)	(5,964,009)			(178,720)		(81,179)
Beginning balance, shares at Dec. 31, 2022										5,709,500	28,039,517	927,806,159
Stock-based compensation						27,963																27,963
Capital contribution made by Sponsor related to the stockholder non-redemption agreements																						1,102,909
Cost of raising capital related to the stockholder non-redemption agreements																						(1,102,909)
Excise tax payable on redemption						(1,170,799)																(997,722)					(173,077)
Subsequent remeasurement of common stock subject to possible redemption						(669,074)																0					(669,074)
Net loss						(27,143)				$ (11,538)																	(27,143)
Ending balance, value at Mar. 31, 2023						(6,832,733)				$ 570												0					(6,833,303)
Ending balance, shares at Mar. 31, 2023										5,709,500
Beginning balance, value at Dec. 31, 2022	(32,519,603)	$ (27,314,998)				(4,993,680)				$ 570	$ 3,868	$ 126,677						163,165,083				969,759				(195,555,332)	(5,964,009)			(178,720)		(81,179)
Beginning balance, shares at Dec. 31, 2022										5,709,500	28,039,517	927,806,159
Common Stock issued to Sponsor	115,190																	115,190
Ordinary shares issued			$ 199,974										$ 20						$ 199,954
Ordinary shares issued, shares													163,265
Ordinary shares issued from exercise of share-options, shares												5,000,000
Ordinary shares issued from exercise of share-options, value												$ 613						(613)
Foreign currency translation (loss)	(69,565)																															(69,565)
Employee share-based compensation	5,079,201																	5,079,201
Share-based compensation to consultant, value				$ 3,646,017																$ 3,646,017
Net loss	(30,736,098)																									(30,736,098)
Ending balance, value at Dec. 31, 2023	(54,284,884)					(9,155,176)				$ 570	$ 3,868	$ 127,310						172,204,832				159,036				(226,291,430)	(9,155,746)	$ (9,314,780)		(178,720)		(150,744)
Ending balance, shares at Dec. 31, 2023										5,709,500	28,039,517	932,969,424
Beginning balance, value at Mar. 31, 2023						(6,832,733)				$ 570												0					(6,833,303)
Beginning balance, shares at Mar. 31, 2023										5,709,500
Stock-based compensation						134,363																134,363
Subsequent remeasurement of common stock subject to possible redemption						(329,131)																					(329,131)
Net loss						(559,584)				$ (346,585)																	(559,584)
Ending balance, value at Jun. 30, 2023						(7,587,085)				$ 570												134,363					(7,722,018)
Ending balance, shares at Jun. 30, 2023										5,709,500
Beginning balance, value at Sep. 30, 2023						(8,486,012)				$ 570												0					(8,486,582)
Beginning balance, shares at Sep. 30, 2023										5,709,500
Stock-based compensation						50,400																50,400					0
Proceeds allocated to Sponsor Shares for subscription agreement liability (see note 4)						108,634			$ 108,634													108,634			$ 108,634				$ 0
Subsequent remeasurement of common stock subject to possible redemption						(467,884)																(159,034)					(308,850)	(467,884)
Net loss						(360,314)																					(360,314)
Ending balance, value at Dec. 31, 2023	(54,284,884)					(9,155,176)				$ 570	$ 3,868	$ 127,310						172,204,832				159,036				(226,291,430)	(9,155,746)	(9,314,780)		(178,720)		(150,744)
Ending balance, shares at Dec. 31, 2023										5,709,500	28,039,517	932,969,424
Beginning balance, value at Sep. 30, 2023						(8,486,012)				$ 570												0					(8,486,582)
Beginning balance, shares at Sep. 30, 2023										5,709,500
Excise tax payable on redemption						103,845
Net loss						(741,160)				$ (539,730)
Ending balance, value at Mar. 31, 2024						(9,636,093)				$ 570												0					(9,636,663)
Ending balance, shares at Mar. 31, 2024										5,709,500
Beginning balance, value at Sep. 30, 2023						(8,486,012)				$ 570												0					(8,486,582)
Beginning balance, shares at Sep. 30, 2023										5,709,500
Excise tax payable on redemption						103,845
Net loss						(2,164,255)				$ (1,625,155)
Ending balance, value at Jun. 30, 2024						(10,798,027)				$ 570												261,161					(11,059,758)
Ending balance, shares at Jun. 30, 2024										5,709,500
Beginning balance, value at Dec. 31, 2023	$ (54,284,884)					(9,155,176)				$ 570	$ 3,868	$ 127,310						$ 172,204,832				159,036				$ (226,291,430)	(9,155,746)	$ (9,314,780)		$ (178,720)		$ (150,744)
Beginning balance, shares at Dec. 31, 2023										5,709,500	28,039,517	932,969,424
Stock-based compensation						25,200																25,200					0
Proceeds allocated to Sponsor Shares for subscription agreement liability (see note 4)						325,826			$ 325,826													325,826			$ 325,826				$ 0
Excise tax payable on redemption						(103,845)																(3,774)					(100,071)
Subsequent remeasurement of common stock subject to possible redemption						(347,252)																(347,252)					0
Net loss						(380,846)				$ (285,914)																	(380,846)
Ending balance, value at Mar. 31, 2024						(9,636,093)				$ 570												0					(9,636,663)
Ending balance, shares at Mar. 31, 2024										5,709,500
Stock-based compensation						526,209																526,209
Proceeds allocated to Sponsor Shares for subscription agreement liability (see note 4)						28,292																28,292
Subsequent remeasurement of common stock subject to possible redemption						(293,340)																(293,340)
Net loss						(1,423,095)				$ (1,140,024)																	(1,423,095)
Ending balance, value at Jun. 30, 2024						$ (10,798,027)				$ 570												$ 261,161					$ (11,059,758)
Ending balance, shares at Jun. 30, 2024										5,709,500